Long-lived Assets by Geographic Areas (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 1	$ 12,688
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 2	14,211
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 3	0
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 4	0
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 5	8,453
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 6	29,945
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 7	6,300
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 8	39,877
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 9	21,141
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 10	44,156
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 11	6,300
Summary Of Significant Accounting Policies Long-lived Assets By Geographic Areas 12	$ 39,877